Prepaid Deposits for Acquisitions (Details Narrative) - USD ($)	Jun. 30, 2018	Dec. 31, 2017	Dec. 31, 2016
Prepaid deposits for acquisitions	$ 20,000	$ 23,200
Crescent Acquisition [Member]
Consideration for prepaid deposits for acquisitions	$ 20,000	20,000
Global Institute of Vocational Education [Member]
Consideration for prepaid deposits for acquisitions		$ 3,200